Organization and Business Description (Details Narrative)	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 CNY (¥)	Sep. 22, 2017 USD ($)	Sep. 22, 2017 CNY (¥)	Sep. 20, 2017 USD ($)	Sep. 20, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CNY (¥)	Apr. 11, 2017 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Nov. 24, 2016
Initial capital, amount	$ 3,300,000		$ 150,000		$ 1,500,000		$ 38,200,000		$ 20,000	$ 38,200,000		$ 14,800,000
January 31, 2018 [Member] | Common Class A [Member]
Number of shares issued through initial public offering	$ 3,819,892
Shares issued price per share | $ / shares	$ 5.00
Proceeds from initial public offering	$ 19,099,460
February 2, 2018 [Member] | Common Class A [Member]
Number of shares issued through initial public offering	180,108
Proceeds from initial public offering	20,000,000
Net proceeds from initial public offering	$ 18,438,966
Third Party Individuals [Member]
Ownership percentage			10.00%	10.00%
RMB [Member] | Shengshi [Member]
Initial capital, amount | ¥		¥ 20,000,000						¥ 260,000,000			¥ 260,000,000		¥ 100,000,000
SSLJ HK [Member]
Ownership percentage														100.00%
SSLJ Management [Member]
Ownership percentage														100.00%
Shengshi Leju (Yadong) Intelligent Technology Co., Ltd [Member] | RMB [Member]
Initial capital, amount | ¥						¥ 100,000,000
Shengshi Leju (Yadong) Culture Communication Co., Ltd [Member]
Ownership percentage			90.00%	90.00%
Shengshi Leju (Yadong) Culture Communication Co., Ltd [Member] | RMB [Member]
Initial capital, amount | ¥				¥ 1,000,000